ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
NOTE 13: ACCUMULATED OTHER COMPREHENSIVE LOSS

A summary of the changes in each component of Accumulated other comprehensive loss, net of tax for the three and nine months ended September 30, 2020 and 2019 is as follows:

(dollars in millions)	Foreign Currency Translation	Defined Benefit Pension and Post- retirement Plans	Accumulated Other Comprehensive Loss
Three Months Ended September 30, 2020
Balance as of June 30, 2020	$(1,018)	$(461)	$(1,479)
Other comprehensive income before reclassifications, net	302	—	302
Amounts reclassified, pre-tax	—	6	6
Tax expense reclassified	—	(1)	(1)
Balance as of September 30, 2020	$(716)	$(456)	$(1,172)

Nine Months Ended September 30, 2020
Balance as of January 1, 2020	$(780)	$(473)	$(1,253)
Other comprehensive income before reclassifications, net	64	2	66
Amounts reclassified, pre-tax	—	18	18
Tax benefit reclassified	—	(3)	(3)
Balance as of September 30, 2020	$(716)	$(456)	$(1,172)

(dollars in millions)	Foreign Currency Translation	Defined Benefit Pension and Post- retirement Plans	Accumulated Other Comprehensive Loss
Three Months Ended September 30, 2019
Balance as of June 30, 2019	$(821)	$(381)	$(1,202)
Other comprehensive loss before reclassifications, net	(274)	—	(274)
Amounts reclassified, pre-tax	—	2	2
Balance as of September 30, 2019	$(1,095)	$(379)	$(1,474)

Nine Months Ended September 30, 2019
Balance as of January 1, 2019	$(834)	$(381)	$(1,215)
Other comprehensive (loss) income before reclassifications, net	(261)	2	(259)
Amounts reclassified, pre-tax	—	9	9
ASU 2018-02 adoption impact	—	(9)	(9)
Balance as of September 30, 2019	$(1,095)	$(379)	$(1,474)

Amounts reclassified related to defined benefit pension and post-retirement plans include amortization of prior service costs and recognized actuarial net losses.  These costs are recorded as components of net periodic pension cost for each period presented (see Note 11 – Employee Benefit Plans for additional details).

NOTE 13: ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

A summary of the changes in each component of accumulated other comprehensive (loss) income, net of tax for the years ended December 31, 2019, 2018 and 2017 is provided below:

(dollars in millions)	Foreign Currency Translation	Defined Benefit Pension and Postretirement Plans	Unrealized Gains (Losses) on Available- for-Sale Securities	Unrealized Hedging Gains (Losses)	Accumulated Other Comprehensive Income (Loss)
Balance at January 1, 2017	$(1,130)	$(211)	$262	$(5)	$(1,084)
Other comprehensive income (loss) before reclassifications, net	747	(32)	(31)	2	686
Amounts reclassified, pre-tax	(10)	16	(394)	1	(387)
Tax expense reclassified	—	5	163	—	168
Balance at December 31, 2017	$(393)	$(222)	$—	$(2)	$(617)
Other comprehensive loss before reclassifications, net	(441)	(209)	—	—	(650)
Amounts reclassified, pre-tax	—	17	—	2	19
Tax expense reclassified	—	33	—	—	33
Balance at December 31, 2018	$(834)	$(381)	$—	$—	$(1,215)
Other comprehensive loss before reclassifications, net	52	(109)	—	—	(57)
Amounts reclassified, pre-tax	2	11	—	—	13
Tax expense reclassified	—	15	—	—	15
ASU 2018-02 adoption impact	—	(9)	—	—	(9)
Balance at December 31, 2019	$(780)	$(473)	$—	$—	$(1,253)

Amounts reclassified related to defined benefit pension and postretirement plans include amortization of prior service costs and actuarial net losses recognized during each period presented. These costs are recorded as components of net periodic pension cost for each period presented (see Note 12 — Employee Benefit Plans for additional details).

Amounts reclassified in 2017 that relate to unrealized gains (losses) on available-for-sale securities, pre-tax includes approximately $394 million of previously unrealized gains reclassified to Other income (expense), net as a result of sales of significant investments in available-for-sale securities in 2017, including Carrier’s sale of investments in Watsco, Inc.

All noncontrolling interests with redemption features, such as put options, that are not solely within the Business’ control (redeemable noncontrolling interests) were reported in the mezzanine section of the Combined Balance Sheets, between liabilities and equity, at the greater of redemption value or initial carrying value through December 31, 2017. The decrease in the value of redeemable noncontrolling interest in the Combined Statements of Changes in Equity for the year ended December 31, 2017 is primarily attributable to our acquisition of the remaining interest in an Italian heating products and services company, initially acquired in 2016.